SCHEDULE OF COMPONENTS OF CAPITAL (Details)	Dec. 31, 2024 USD ($)
Notes and other explanatory information [abstract]
Cash, cash equivalents and short-term investments	$ 53,816,570
Shareholders' equity, excluding deficit and accumulated other comprehensive loss	$ 293,624,823